Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment expenses

	Three Months ended June 30,
	2026	2025
Revenues
Licenses, royalties and fees	$66,000	$140,100
Product and other sales	895,012	219,900
Total revenues	961,012	360,000
Cost of revenues
Licenses, royalties and fees	47,000	39,100
Product and other sales	556,631	129,400
Total cost of revenues	603,631	168,500
Gross profit	357,381	191,500
Less Segment expenses
Research and development	48,300	43,200
Sales and marketing	89,092	57,300
Professional and consulting expenses	417,300	118,300
Compensation and related taxes - general and administrative	236,695	65,300
Other general and administrative	133,726	79,900
Total operating expenses	925,113	364,000
Net loss from operations	(567,732)	(172,500)
Other income (expenses)
Interest income	102,005	120,000
Interest expense and bank charges	(6,200)	(6,100)
Total other income	95,805	113,900
Segment Net loss	$(471,927)	$(58,600)

	Six Months ended June 30,
	2026	2025
Revenues
Licenses, royalties and fees	$166,700	$330,400
Product and other sales	1,184,012	508,600
Total revenues	1,350,712	839,000
Cost of revenues
Licenses, royalties and fees	93,400	82,600
Product and other sales	709,331	291,200
Total cost of revenues	802,731	373,800
Gross profit	547,981	465,200
Less Segment expenses
Research and development	104,100	88,200
Sales and marketing	163,592	148,300
Professional and consulting expenses	485,300	222,600
Compensation and related taxes - general and administrative	331,095	136,300
Other general and administrative	193,126	128,100
Total operating expenses	1,277,213	723,500
Net loss from operations	(729,232)	(258,300)
Other income (expenses)
Interest income	207,205	237,200
Interest expense and bank charges	(12,200)	(12,000)
Total other income	195,005	225,200
Segment Net loss	$(534,227)	$(33,100)

	June 30, 2026	December 31, 2025
Segment Assets	$16,005,854	$14,037,600

	Years ended December 31
	2025	2024
Revenues
Licenses, royalties and fees	$605,100	$511,500
Product and other sales	888,700	1,606,300
Total revenues	1,493,800	2,117,800
Cost of revenues
Licenses, royalties and fees	154,900	218,800
Product and other sales	525,500	798,700
Total cost of revenues	680,400	1,017,500
Gross profit	813,400	1,100,300
Operating expenses
Research and development	179,900	178,200
Sales and marketing	282,600	322,400
General and administrative	952,300	3,900,000
Total operating expenses	1,414,800	4,400,600
Net loss from operations	(601,400)	(3,300,300)
Other income (expenses)
Other income	—	84,000
Interest income	470,600	560,700
Interest expense and bank charges	(24,100)	(23,300)
Total other income	446,500	621,400
Net loss before income taxes	(154,900)	(2,678,900)
Income taxes (benefit)	—	—
Net loss	$(154,900)	$(2,678,900)